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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 4 of its series, Evergreen High Grade Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, and Evergreen Strategic Municipal Bond Fund, for the quarter ended August 31, 2005. These 4 series have a May 31 fiscal year end.
Date of reporting period:	August 31, 2005

Item 1 – Schedule of Investments

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 10.1%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,000,000	$2,175,240
Chicago, IL O'Hare Intl. Arpt. RB, Second Lien Passenger Facs., Ser. A, 5.75%, 01/01/2018, (Insd. by AMBAC)	3,580,000	3,921,425
Dallas-Fort Worth, TX Intl. Arpt. RB, RITES-PA-1147R-B, 7.74%, 05/01/2011, (Insd. by FSA) +	1,000,000	1,188,180
San Francisco, CA City & Cnty. Arpt. Commission RB, Intl. Arpt. Proj., 5.50%, 05/01/2015, (Insd. by FSA)	2,000,000	2,112,840
Washington, DC Metro. Arpt. Auth. Sys. RB, Ser. A, 5.25%, 10/01/2020	1,750,000	1,905,732

		11,303,417

EDUCATION 2.4%
Massachusetts Hlth. & Edl. RB, Springfield College Proj., 5.25%, 10/15/2033, (Insd. by FGIC)	1,750,000	1,875,632
New York Dorm. Auth. RB, State Univ. Edl. Facs., Ser. A, 5.875%, 05/15/2011, (Insd. by AMBAC)	250,000	283,050
University of Vermont & State Agricultural College RB, 5.50%, 10/01/2017	420,000	471,723

		2,630,405

ELECTRIC REVENUE 10.2%
Alaska Power Auth. RRB, Bradley Lake Proj., Ser. 4, 6.00%, 07/01/2012	1,000,000	1,150,720
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,072,240
Sam Rayburn, TX Muni. Power Agcy. RRB, 5.75%, 10/01/2021, (Gtd. by Radian Asset Assurance, Inc.)	2,000,000	2,228,320
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	4,500,000	5,996,205

		11,447,485

GENERAL OBLIGATION - LOCAL 14.8%
Cleveland, OH GO, 5.25%, 08/01/2017, (Insd. by FGIC)	1,000,000	1,112,750
Cleveland, OH Muni. Sch. Dist. GO, 5.25%, 12/01/2023, (Insd. by FSA)	1,980,000	2,177,980
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,063,030
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	1,000,000	1,110,300
Forest Hills, OH Local Sch. Dist. GO, Sch. Impt. Proj., 5.70%, 12/01/2016, (Insd. by MBIA)	1,500,000	1,603,230
King Cnty., WA GO, Refunding, Ser. A, 5.00%, 01/01/2018, (Insd. by FSA)	2,720,000	2,980,930
Kings Mills, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,279,290
Nassau Cnty., NY GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	695,000	818,592
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	500,000	644,375
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	990,727
North Orange Cnty., CA GO, Cmnty. College Dist., 5.00%, 08/01/2017, (Insd. by MBIA)	1,820,000	2,011,664
Washington, DC GO, Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	769,789

		16,562,657

GENERAL OBLIGATION - STATE 6.4%
Georgia GO, Ser. C, 5.50%, 07/01/2015	2,740,000	3,155,412
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	2,000,000	2,044,440
Ohio Parks & Recreational Facs. GO, Ser. A, 5.25%, 02/01/2018	1,740,000	1,941,022

		7,140,874

HOSPITAL 19.2%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	1,000,000	1,022,290
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,042,310
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	2,050,790
Lorain Cnty., OH Hosp. RB:
RITES-PA-892R-A, 8.06%, 10/01/2016 +	1,000,000	1,185,060
RITES-PA-892R-B, 8.06%, 10/01/2017 +	1,000,000	1,177,160
RITES-PA-892R-C, 8.31%, 10/01/2018 +	1,250,000	1,492,375
Medical University of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	1,000,000	1,089,370
5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,527,322
New York State Dorm. Auth. RB, Mental Hlth. Svcs. Facs. Impt., Ser. C, 5.00%, 02/15/2015	1,945,000	2,150,878
Oklahoma Indl. Auth. Hlth. Sys. RB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	2,000,000	2,240,353
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	357,782
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	1,500,000	1,633,665
[1]

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
University of New Mexico RB, Hosp. Proj., 5.00%, 07/01/2024, (Insd. by FSA & FHA)	$1,000,000	$1,063,790
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,109,360
Wisconsin Hlth. & Edl. Facs. RRB, Wheaton Franciscan Svcs. Proj., 6.00%, 08/15/2016	1,230,000	1,380,478

		21,522,983

HOUSING 5.4%
Aurora, CO Hsg. Auth. MHRB, Sixth Avenue Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	1,000,000	1,048,050
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	685,899
California HFA SFHRB, Ser. A-1, Class III, 5.70%, 08/01/2011	230,000	238,179
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	575,000	599,783
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,042,430
Idaho HFA RB, Ser. B-2, 6.00%, 07/01/2014	1,235,000	1,268,073
Idaho HFA SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	120,000	120,392
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	710,000	712,364
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	135,000	136,729
Utah HFA SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	250,000	250,873

		6,102,772

INDUSTRIAL DEVELOPMENT REVENUE 1.7%
Lowndes Cnty., MS Solid Waste Disposal PCRB, 6.80%, 04/01/2022	715,000	878,699
Michigan Strategic Fund PCRB, General Motors Corp. Proj., FRN, 5.45%, 12/01/2008, (Gtd. by General Motors Corp.)	1,000,000	1,000,000
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	75,000	78,195

		1,956,894

LEASE 8.2%
Charlotte, NC COP, Convention Fac. Proj., 5.00%, 12/01/2023	2,740,000	2,965,995
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,284,690
Kansas City, MO Muni. Assistance Corp. RB, Leasehold Capital Impt. Proj., Ser. B, 5.85%, 01/15/2016, (Insd. by AMBAC)	2,000,000	2,041,180
Lawrence Township., IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,500,000	1,700,010
Loudoun Cnty., VA IDA Pub. Safety Facs. RB, 5.25%, 12/15/2021, (Insd. by FSA)	500,000	550,965
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%, 04/01/2016, (Insd. by AMBAC)	250,000	265,173
Santa Ana, CA Fin. Auth. Lease RB, Police Administration & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	361,461

		9,169,474

MISCELLANEOUS REVENUE 1.0%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Park Impt. Proj., 5.75%, 12/01/2017, (Insd. by AMBAC)	1,000,000	1,124,030

PRE-REFUNDED 3.8%
Cleveland, OH Waterworks RB, Ser. K, 5.25%, 01/01/2019, (Insd. by FGIC)	275,000	304,087
Detroit, MI Water Supply Sys. RB, Sr. Lien, Ser. A, 5.50%, 07/01/2014, (Insd. by FGIC)	1,500,000	1,649,010
Georgia Muni. Elec. Power Auth. RRB, Ser. V, 6.50%, 01/01/2012, (Insd. by MBIA)	1,315,000	1,432,324
Hempstead Town, NY GO, Ser. B, 5.625%, 02/01/2015, (Insd. by FGIC)	100,000	103,182
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	739,759
Texas Muni. Power Agcy. RB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	26,814

		4,255,176

RESOURCE RECOVERY 0.1%
Islip, NY Resources Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	119,509

SALES TAX 2.3%
Metropolitan Atlanta Rapid Trans. Auth. Georgia Sales Tax RRB, Second Indenture Proj., Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,601,625

[2]

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 2.4%
Casino Reinvestment Dev. Auth. New Jersey Hotel Room Fee RB, 5.25%, 01/01/2023, (Insd. by AMBAC)	$1,200,000	$1,327,428
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	680,000	682,700
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	661,035

		2,671,163

STUDENT LOAN 0.9%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	1,000,000	1,052,020

TOBACCO REVENUE 1.5%
Golden State Tobacco Securitization Corp., California Tobacco Settlement RB, Ser. A, 5.00%, 06/01/2045	1,000,000	1,042,250
Tobacco Settlement Fin. Corp. of Louisiana RB, Ser. 2001, 6.36%, 05/15/2025	578,532	580,753

		1,623,003

TRANSPORTATION 7.2%
Jacksonville, FL EDA IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,500,000	1,592,955
Los Angeles Cnty., CA Metro. Trans. Auth. RB, Ser. A, 5.00%, 07/01/2027, (Insd. by AMBAC)	1,000,000	1,073,850
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,072,330
Port Seattle, WA RB, Ser. B, 5.75%, 02/01/2018, (Insd. by MBIA)	2,000,000	2,168,660
Sacramento Cnty., CA Arpt. Sys. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by MBIA)	1,000,000	1,042,190
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025, (Insd. by AMBAC)	1,000,000	1,104,000

		8,053,985

WATER & SEWER 2.2%
Rock Hill, SC Util. Sys. RRB, Ser. A, 5.375%, 01/01/2019, (Insd. by FSA)	1,185,000	1,316,227
Upper Trinity, TX Regl. Water Dist. RB, Ser. A, 6.00%, 08/01/2016, (Insd. by FGIC)	1,000,000	1,123,520

		2,439,747

Total Investments (cost $104,896,849) 99.8%		111,777,219
Other Assets and Liabilities 0.2%		241,003

Net Assets 100.0%		$112,018,222

+	Inverse floating rate security
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

[3]

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $104,908,541. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,934,569 and $65,891, respectively, with a net unrealized appreciation of $6,868,678.

The following table shows the percent of total investments by geographic location as of August 31, 2005:

Ohio	11.0%
California	9.2%
Illinois	9.1%
Georgia	8.4%
South Carolina	7.2%
Wisconsin	6.6%
Texas	5.2%
New York	5.0%
Washington	4.6%
District of Columbia	4.0%
Florida	2.9%
North Carolina	2.7%
Massachusetts	2.6%
Michigan	2.4%
Alaska	2.0%
Oklahoma	2.0%
Pennsylvania	2.0%
Missouri	1.8%
New Mexico	1.6%
Indiana	1.5%
Minnesota	1.5%
Idaho	1.2%
New Jersey	1.2%
Kansas	1.0%
Colorado	0.9%
Mississippi	0.8%
Louisiana	0.5%
Virginia	0.5%
Vermont	0.4%
Utah	0.2%

100.0%

[4]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.6%
AIRPORT 2.6%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,495,000	$2,713,612
Dallas-Fort Worth, TX Intl. Arpt. RB:
RITES-PA 1147R-A, 7.74%, 05/01/2011, (Insd. by MBIA) +	6,000,000	7,164,000
RITES-PA 1147R-B, 7.74%, 05/01/2011, (Insd. by FSA) +	2,840,000	3,374,431
Memphis-Shelby Cnty., TN Arpt. Auth. RB, Ser. A:
5.50%, 03/01/2016, (Insd. by FSA)	5,000,000	5,395,150
5.50%, 03/01/2017, (Insd. by FSA)	2,005,000	2,163,455
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020, (Insd. by FGIC)	2,000,000	2,215,260

		23,025,908

COMMUNITY DEVELOPMENT DISTRICT 0.5%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,495,135
Henderson, NV Local Impt. Dist. RB, No. T-16, 5.125%, 03/01/2025	1,200,000	1,208,112

		4,703,247

CONTINUING CARE RETIREMENT COMMUNITY 2.2%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	744,328
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	5,014,750
North Carolina Med. Care Commission Retirement Facs. RRB, First Mtge., United Methodist Retirement Homes, Ser. C:
5.125%, 10/01/2019 #	1,300,000	1,323,205
5.25%, 10/01/2024 #	2,500,000	2,535,475
St. Louis Cnty., MO IDA Hlth. Facs. RB, Mother of Perpetual Help, 6.40%, 08/01/2035, (Insd. by GNMA)	495,000	520,740
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033	3,500,000	3,733,835
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	6,251,795

		20,124,128

EDUCATION 5.4%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,430,418
California Pub. Works Board Lease RB, Univ. of California Institute Proj., Ser. C, 5.00%, 04/01/2020	2,750,000	2,967,030
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,236,415
Massachusetts Dev. Fin. Agcy. RB, Massachusetts College of Pharmacy Allied Proj., 6.375%, 07/01/2023	1,000,000	1,126,080
New Hampshire Hlth. and Ed. Facs. Auth. RB, Southern New Hampshire Univ., 5.00%, 01/01/2036, (Insd. by ACA)	5,000,000	5,142,400
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, ARS, Sr. Sub-Ser. Z-1, FRN, 2.65%, 06/01/2039	6,450,000	6,450,000
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Hlth. Sys., Ser. A, 5.00%, 08/15/2016, (Insd. by AMBAC)	5,000,000	5,506,450
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	1,640,000	2,179,494
University of California RB, Ser. A, 5.00%, 05/15/2024, (Insd. by MBIA)	9,530,000	10,283,632
University of Colorado Enterprise Sys. RRB, 5.00%, 06/01/2018, (Insd. by FGIC)	3,000,000	3,288,300
University of New Mexico Hosp. Mtge. RB, 5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	4,094,284
Virginia College Bldg. Auth. RB, Virginia Edl. Facs. 21st Century College and Equipment, 5.00%, 02/01/2015	3,085,000	3,429,101
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,071,190

		48,204,794

ELECTRIC REVENUE 2.0%
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	13,452,700
New York Energy Research & Dev. Auth. PCRB, 5.15%, 03/01/2016	4,000,000	4,044,880
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	597,585

		18,095,165

[1]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 14.3%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%, 12/01/2015, (Insd.by MBIA)	$2,000,000	$2,466,780
Desert, CA Cmnty. College Dist. GO, Refunding, 5.00%, 08/01/2018, (Insd. by MBIA)	3,885,000	4,277,191
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	1,665,000	1,848,650
Douglas Cnty., GA Sch. Dist. GO:
5.00%, 04/01/2015, (Insd. by FSA)	3,560,000	3,960,820
5.00%, 04/01/2017, (Insd. by FSA)	3,000,000	3,307,080
El Paso Cnty., CO Sch. Dist. No. 11 GO:
6.50%, 12/01/2012	2,310,000	2,763,130
7.10%, 12/01/2013	2,000,000	2,504,420
Grand Prairie, TX Independent Sch. Dist. GO, 5.80%, 02/15/2023	40,000	44,792
King Cnty., WA Sch. Dist. No. 411 Issaquah GO, Refunding, 6.375%, 12/01/2008	8,685,000	9,247,180
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,886,615
Los Angeles, CA Unified Sch. Dist. GO:
Refunding, Ser. A-2, 5.00%, 07/01/2022, (Insd. by MBIA)	5,000,000	5,441,100
Ser. E, 5.00%, 07/01/2022, (Insd. by AMBAC)	4,000,000	4,352,880
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)	500,000	525,940
Napa Valley, CA Cmnty. College Dist. GO, Election of 2002, Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	4,130,000	4,518,303
New York, NY GO:
Ser. G, 5.00%, 12/01/2021	10,000,000	10,662,600
Ser. H, 5.00%, 08/01/2010	4,000,000	4,290,240
Ser. J, 5.00%, 03/01/2017	9,270,000	10,019,572
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	500,000	644,375
North Orange Cnty., CA GO, Cmnty. College Dist., 5.00%, 08/01/2017, (Insd. by MBIA)	13,000,000	14,369,030
Palo Alto, CA Univ. Sch. Dist. GO, Refunding:
5.00%, 08/01/2016, (Insd. by FSA)	6,215,000	6,896,723
5.00%, 08/01/2017, (Insd. by FSA)	4,355,000	4,813,625
Pasadena, CA Univ. Sch. Dist. GO, Refunding, 5.25%, 11/01/2016, (Insd. by FSA)	5,000,000	5,728,050
Riverside, CA Cmnty. College Dist. GO, Refunding, 5.00%, 08/01/2017, (Insd. by FSA)	3,570,000	3,945,957
San Jose, CA Univ. Sch. Dist. GO, Santa Clara Cnty. Election of 2002, Ser. B, 5.00%, 08/01/2020, (Insd. by FGIC)	3,465,000	3,790,779
Worcester, MA GO, Muni. Purpose Loan, Ser. A, 5.25%, 08/01/2012, (Insd. by AMBAC)	300,000	309,486
Yosemite, CA Cmnty. College Dist. GO, Election of 2004, Ser. A:
5.00%, 08/01/2018, (Insd. by FGIC)	3,140,000	3,456,983
5.00%, 08/01/2019, (Insd. by FGIC)	3,300,000	3,621,684
5.00%, 08/01/2020, (Insd. by FGIC)	3,405,000	3,725,138
5.00%, 08/01/2021, (Insd. by FGIC)	4,030,000	4,398,503

		128,817,626

GENERAL OBLIGATION - STATE 2.7%
Connecticut GO, Ser. D, 5.375%, 11/15/2021	5,000,000	5,531,850
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	6,850,000	7,002,207
Ohio GO, Ser. C, 5.00%, 06/15/2025	4,500,000	4,865,085
Texas GO, Veteran's Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,045,290
Washington GO:
Ser. A, 6.75%, 02/01/2015	1,000,000	1,204,110
Ser. B & AT-7, 6.40%, 06/01/2017	3,750,000	4,576,575

		24,225,117

HOSPITAL 13.9%
California CDA RB, Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 07/01/2024	4,000,000	4,232,760
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth., 6.50%, 11/15/2023	4,000,000	4,526,240
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,350,788
[2]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Illinois Hlth. Facs. Auth. RB:
RITES-PA 848R-A, 7.82%, 02/15/2013, (Insd. by FSA) +	$1,340,000	$1,604,221
RITES-PA 848R-B, 7.82%, 02/15/2014, (Insd. by FSA) +	1,415,000	1,682,548
RITES-PA 848R-C, 7.82%, 02/15/2015, (Insd. by FSA) +	865,000	1,042,515
RITES-PA 848R-D, 7.82%, 02/15/2016, (Insd. by FSA) +	1,575,000	1,896,584
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,573,400
Lorain Cnty., OH Hosp. RB, RITES-PA-892R-C, 8.31%, 10/01/2018 +	2,500,000	2,984,750
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,486,674
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,121,106
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,111,150
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctors Cmnty. Hosp., Inc., 5.75%, 07/01/2013	3,680,000	3,685,042
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 02/15/2021, (Insd. by FHA & MBIA)	2,435,000	2,662,161
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,625,000	2,869,886
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,578,308
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	3,125,000	3,404,281
Missouri Hlth. & Edl. Facs. Auth. RB, BJC Hlth. Sys., Ser. A, 5.00%, 05/15/2021	3,000,000	3,209,250
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	3,108,050
New York Dorm. Auth. RB:
Mental Hlth. Svcs. Facs. Impt.:
Ser. B, 5.00%, 02/15/2015, (Insd. by AMBAC)	3,730,000	4,131,124
Ser. C, 5.00%, 08/15/2018, (Insd. by FGIC)	3,245,000	3,541,041
Non-state Supported Debt, AIDS Long-Term Hlth. Care Facs., 5.00%, 11/01/2013, (Insd. by State of New York Mortgage Agency)	2,000,000	2,127,160
Wyckoff Heights Hosp., 5.20%, 02/15/2014, (Insd. by MBIA)	1,000,000	1,058,780
New York Med. Care Facs. Fin. Agcy. RB, Hlth. Ctr. Proj., Ser. A:
6.375%, 11/15/2019, (Insd. by State of New York Mortgage Agency)	1,435,000	1,472,669
6.375%, 11/15/2019, (Insd. by AMBAC)	2,140,000	2,197,523
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%, 11/15/2018	2,000,000	2,153,140
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	4,966,682
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Impt. Proj., Ser. C, 7.00%, 08/01/2030	7,500,000	8,698,875
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	3,980,000	4,334,658
6.00%, 11/15/2035	9,000,000	9,787,590
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	834,405
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,546,800
Wisconsin Hlth. & Edl. Facs. Auth. RB:
Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	4,155,069
Synergy Health, Inc. Proj., 6.00%, 11/15/2023	2,450,000	2,690,664
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%, 08/15/2022	7,500,000	8,423,175

		125,249,069

HOUSING 6.2%
Alabama HFA SFHRB, Ser. D-1, 6.00%, 10/01/2016, (Insd. by GNMA)	640,000	658,285
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	2,800,000	2,934,540
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 ¤	180,000	137,464
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by GNMA, FHLMC & FNMA)	130,000	131,907
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	1,690,000	1,889,268
Colorado HFA SFHRB, Sr. Ser. D-2, 6.90%, 04/01/2029	870,000	886,843
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	2,715,000	2,816,297
General Motors Acceptance Corp. Muni. Mtge. Trust:
Ser. A-2, 4.80%, 10/31/2040 144A	3,500,000	3,579,135
Ser. C-1, 5.70%, 10/31/2040 144A	3,000,000	3,040,170
Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021	740,000	775,535
Idaho HFA SFHRB, Sr. Ser. D, 6.30%, 07/01/2025	1,220,000	1,289,467
Indiana Hsg. Fin. SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,755,000	1,814,284
[3]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Maine HFA Mtge. Purchase RB:
Ser. C-2, 6.05%, 11/15/2028	$2,235,000	$2,314,387
Ser. D-2, 5.80%, 11/15/2016	1,920,000	1,928,602
Massachusetts Hsg. Fin. Agcy. SFHRB:
Ser. 52, 6.00%, 06/01/2014, (Insd. by MBIA)	85,000	85,411
Ser. 79, 5.85%, 12/01/2021, (Insd. by FSA)	100,000	104,618
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	3,650,000	3,775,268
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	945,000	1,018,237
Missouri Hsg. Dev. Commission Mtge. RB, Single Family Homeowner's Loan, Ser. A-2, 6.30%, 03/01/2030	25,000	26,131
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	80,000	80,000
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	380,000	380,000
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,231,416
Oklahoma HDA RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005, (Insd. by FHLMC)	10,000,000	10,034,400
South Carolina Hsg. Fin. & Dev. Auth RB, 6.35%, 07/01/2019	1,385,000	1,485,274
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	1,120,000	1,179,394
Tennessee HDA RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,750,000	1,757,105
5.00%, 07/01/2034	4,740,000	4,872,104
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	130,000	137,038
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	725,000	730,974

		56,093,554

INDUSTRIAL DEVELOPMENT REVENUE 11.1%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A-2, 5.40%, 04/01/2025	3,000,000	3,135,210
Cass Cnty., TX IDA RB, International Paper Co. Proj., Ser. A, 6.25%, 04/01/2021	3,965,000	4,143,306
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,645,350
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Power Co.:
Ser. A, 5.875%, 06/01/2017	3,000,000	3,299,370
Ser. B, 5.875%, 06/01/2017	1,500,000	1,649,685
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2015	5,000,000	5,100,000
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, National Gypsum Co. Proj., 5.75%, 08/01/2035	3,500,000	3,658,060
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj.:
5.10%, 01/15/2017, (Gtd. by FedEx)	10,000,000	10,578,300
5.50%, 05/01/2029, (Gtd. by FedEx)	3,500,000	3,531,220
Michigan Strategic Fund PCRB, General Motors Corp. Proj., FRN, 5.45%, 12/01/2008, (Gtd. by General Motors Corp.)	12,615,000	12,615,000
Michigan Strategic Fund Solid Waste Disposal RRB, Ltd. Obl. Waste Mgmt., 3.15%, 12/01/2013	3,000,000	2,995,050
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,129,130
Selma, AL Indl. Dev. Board Env. Impt. RB, International Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	2,180,600
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	19,875,000	20,663,044
Tooele Cnty., UT Hazardous Waste Treatment RB, Union Pacific Proj., Ser. A, 5.70%, 11/01/2026	10,000,000	10,514,700
Trinity River Auth. of Texas PCRRB, General Motors Corp. Proj., FRN, Ser. 1987, 4.50%, 04/01/2009, (Gtd. by General Motors Corp.)	7,300,000	7,300,000

		100,138,025

LEASE 1.6%
Charlotte, NC COP, Refunding, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,705,221
5.00%, 12/01/2022	2,610,000	2,832,137
[4]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Maryland Econ. Dev. Corp. Lease RB, Aviation Administration Facs.:
5.375%, 06/01/2021, (Insd. by FSA)	$4,540,000	$4,938,930
5.375%, 06/01/2022, (Insd. by FSA)	2,555,000	2,772,430
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	760,000	782,306

		14,031,024

MISCELLANEOUS REVENUE 3.6%
Alaska IDA & Exploration Auth. RRB, Revolving Fund, Ser. A, 5.20%, 04/01/2018, (Insd. by MBIA)	5,000,000	5,216,150
New York Thruway Auth. Hwy. & Bridge Trust Fund RB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC) #	10,000,000	11,050,000
New York Urban Dev. Corp. RB, Corp. Purpose, Sub. Lien, 5.50%, 07/01/2016	10,000,000	10,365,900
Oakland, CA Joint Powers Fin. Auth. RB, 5.00%, 06/15/2016	5,000,000	5,529,450

		32,161,500

PORT AUTHORITY 0.2%
Port Auth. of New York & New Jersey RB, Ser. 119, 5.875%, 09/15/2015, (Insd. by FGIC)	1,500,000	1,556,730

PRE-REFUNDED 4.4%
Delaware River Joint Toll Bridge Commission of Pennsylvania RB:
5.25%, 07/01/2017	850,000	946,790
5.25%, 07/01/2018	830,000	924,512
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,850,721
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,248,488
6.25%, 08/15/2022	5,000,000	5,874,300
6.375%, 08/15/2027	3,000,000	3,547,620
6.50%, 08/15/2032	5,000,000	5,951,150
Metropolitan Trans. Auth. RB, New York Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	11,600,000	11,853,112
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr. Impt., Ser. A, 5.75%, 02/15/2011, (Insd. by AMBAC)	950,000	981,407
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	930,000	994,821

		39,172,921

PUBLIC FACILITIES 0.2%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,267,500

RECREATION 0.3%
Columbia, SC COP, Tourism Dev. Fee, 5.25%, 06/01/2020	2,560,000	2,789,069

RESOURCE RECOVERY 1.5%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%, 04/01/2027, (Gtd. by Waste Mgmt., Inc.)	4,000,000	4,010,600
Eastern Connecticut Resource Recovery Auth. RB, Wheelabrator Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2014	7,000,000	7,077,700
Sacramento Cnty., CA Sanitation Dist. RB, Ser. A, 5.875%, 12/01/2027	2,000,000	2,034,080

		13,122,380

SALES TAX 2.5%
Jefferson Cnty., AL Ltd. Obl. Sch. RB, Ser. A, 5.25%, 01/01/2020	6,000,000	6,504,600
Massachusetts Sch. Bldg. Auth. Dedicated Sales Tax RB, Ser. A, 5.00%, 08/15/2024, (Insd. by FSA)	5,000,000	5,407,200
Metropolitan Pier & Exposition Auth., IL Dedicated State Tax RB, Ser. A-2002, 0.00%, 06/15/2021 ¤	1,225,000	622,386
Town Ctr. Impt. Dist., Texas Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	5,000	5,517
5.50%, 03/01/2016, (Insd. by FGIC)	5,000	5,517
5.625%, 03/01/2017, (Insd. by FGIC)	5,000	5,546
RITES-PA 884A, 7.82%, 03/01/2014, (Insd. by FGIC) +	910,000	1,098,334
RITES-PA 884B, 7.82%, 03/01/2015, (Insd. by FGIC) +	865,000	1,044,937
RITES-PA 884C, 7.82%, 03/01/2016, (Insd. by FGIC) +	1,015,000	1,225,064
RITES-PA 884D, 8.07%, 03/01/2017, (Insd. by FGIC) +	1,075,000	1,309,716
RITES-PA 884E, 8.07%, 03/01/2018, (Insd. by FGIC) +	1,140,000	1,386,514
[5]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX continued
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020	$4,000,000	$4,116,120

		22,731,451

SOLID WASTE 0.5%
Harrison Cnty., WV Solid Waste Disposal RB, 6.75%, 08/01/2024	2,000,000	2,026,040
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,283,220

		4,309,260

SPECIAL TAX 0.4%
Casino Reinvestment Dev. Auth. of New Jersey Hotel Room Fee RB, 5.25%, 01/01/2023, (Insd. by AMBAC)	2,100,000	2,322,999
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	660,000	662,620
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	250,000	253,618

		3,239,237

STUDENT LOAN 2.2%
Education Loans, Inc., South Dakota Student Loan RB, 5.60%, 06/01/2020	14,300,000	15,000,986
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,445,000	1,491,240
Missouri Higher Ed. Student Loan RB, Sub. Ser. F, 6.75%, 02/15/2009	1,000,000	1,027,830
NEBHELP, Inc., Nebraska RB, Jr. Sub. Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	825,000	852,076
Texas GO, College Student Loan, 5.25%, 08/01/2013	1,225,000	1,340,334

		19,712,466

TOBACCO REVENUE 5.6%
Golden State Tobacco Securitization Corp., California Tobacco Settlement RB, Ser. A, 5.00%, 06/01/2045	7,000,000	7,295,750
Tobacco Settlement Auth. of Washington RB, Asset-Backed, 6.50%, 06/01/2026	10,000,000	11,088,500
Tobacco Settlement Fin. Corp. of Louisiana RB, Ser. 2001, 6.36%, 05/15/2025	5,264,638	5,284,854
Tobacco Settlement Fin. Corp. of New York RB:
Ser. A-1:
5.25%, 06/01/2020, (Insd. by AMBAC)	12,590,000	13,840,313
5.50%, 06/01/2016	5,000,000	5,449,850
Ser. C-1, 5.50%, 06/01/2015	7,000,000	7,661,850

		50,621,117

TRANSPORTATION 6.3%
Delaware River Joint Toll Bridge Commission, Pennsylvania RB:
5.25%, 07/01/2017	650,000	710,541
5.25%, 07/01/2018	635,000	692,353
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,551,564
Jacksonville, FL Econ. Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	5,000,000	5,468,000
Los Angeles Cnty., CA Metro. Trans. Auth. RB, Ser. A, 5.00%, 07/01/2027, (Insd. by AMBAC)	8,020,000	8,612,277
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,511,665
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	4,255,000	4,856,742
New York Thruway Auth. Gen. RB, Ser. F, 5.00%, 01/01/2025, (Insd. by AMBAC)	5,000,000	5,390,050
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	4,089,654
Port Seattle, WA RB, Ser. B, 5.75%, 02/01/2018, (Insd. by MBIA)	8,000,000	8,674,640
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025, (Insd. by AMBAC)	9,400,000	10,377,600
St. Clair Cnty., IL Pub. Bldg. Commerce RB, Ser. B, 0.00%, 12/01/2016, (Insd. by FGIC) ¤	1,650,000	1,037,141

		56,972,227

WATER & SEWER 6.4%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	18,585,750
Atlanta, GA Water & Wastewater RB, 5.00%, 11/01/2024, (Insd. by FSA)	4,000,000	4,294,680
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,324,762
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,062,680
Glendale, AZ Water & Sewer RB, 5.00%, 07/01/2022, (Insd. by AMBAC)	3,675,000	3,976,129
[6]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	$1,000,000	$1,314,510
Massachusetts Water Pollution Abatement Trust RB, Pool Program, Ser. 9, 5.25%, 08/01/2028	9,000,000	9,782,100
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	454,710
Ser. E, 6.875%, 06/15/2010	545,000	552,140
Phoenix, AZ Civic Impt. Corp. Water Sys. RB, Jr. Lien, 5.50%, 07/01/2017, (Insd. by FGIC)	2,500,000	2,798,200
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Cnty. Sanitation Dist. No. 1, 5.00%, 08/01/2024, (Insd. by MBIA)	6,480,000	7,016,998
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	3,005,000	3,382,458

		57,545,117

Total Municipal Obligations (cost $827,774,826)		868,908,632

	Shares	Value

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $28,447,913)	28,447,913	28,447,913

Total Investments (cost $856,222,739) 99.8%		897,356,545
Other Assets and Liabilities 0.2%		2,167,134

Net Assets 100.0%		$899,523,679

+	Inverse floating rate security
#	When-issued or delayed delivery security
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association	HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
ARS	Auction Rate Security	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
COP	Certificates of Participation	LOC	Letter of Credit
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MHRB	Multifamily Housing Revenue Bond
FHA	Federal Housing Authority	PCRB	Pollution Control Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	PCRRB	Pollution Control Refunding Revenue Bond
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FRN	Floating Rate Note	RITES	Residual Interest Tax-Exempt Security
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation
[7]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2005:

California	14.2%
New York	12.7%
South Carolina	6.4%
Texas	6.3%
Washington	5.1%
Michigan	3.9%
Alaska	2.6%
Florida	2.6%
Indiana	2.6%
Georgia	2.4%
Massachusetts	2.4%
Illinois	2.2%
Pennsylvania	2.2%
Virginia	2.2%
Colorado	2.2%
Alabama	2.2%
Connecticut	2.1%
Minnesota	2.0%
Wisconsin	1.7%
South Dakota	1.7%
Maryland	1.7%
Tennessee	1.6%
Ohio	1.5%
North Carolina	1.4%
New Hampshire	1.3%
Oklahoma	1.2%
Utah	1.2%
Kansas	1.1%
Arizona	0.8%
Missouri	0.8%
Louisiana	0.6%
Maine	0.5%
New Mexico	0.5%
Vermont	0.4%
Delaware	0.3%
District of Columbia	0.3%
Mississippi	0.3%
New Jersey	0.3%
West Virginia	0.2%
Idaho	0.1%
Nevada	0.1%
Nebraska	0.1%
Wyoming	0.1%
Non-state specific	3.9%

100.0%

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $856,225,946. The gross unrealized appreciation and depreciation on securities based on tax cost was $41,936,701 and $806,102, respectively, with a net unrealized appreciation of $41,130,599.

[8]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 92.2%
AIRPORT 3.2%
Clark Cnty., NV Passenger Facs. RB, Las Vegas-McCarran Arpt., 5.25%, 07/01/2009, (Insd. by MBIA)	$5,070,000	$5,400,463
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,067,480
Hawaii Arpt. Sys. RRB, Ser. B, 6.25%, 07/01/2006, (Insd. by FGIC)	3,000,000	3,077,730
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010, (Insd. by MBIA)	4,000,000	4,328,120
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,372,454
5.50%, 07/01/2010, (Insd. by FGIC)	1,410,000	1,529,103

		16,775,350

COMMUNITY DEVELOPMENT DISTRICT 0.6%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,541,000	1,631,965
Henderson, NV Local Impt. Dist. RB, 4.50%, 03/01/2010	1,595,000	1,608,350

		3,240,315

CONTINUING CARE RETIREMENT COMMUNITY 0.8%
New Jersey EDA RB, First Mtge. Franciscan Oaks Proj.:
5.40%, 10/01/2006	1,135,000	1,146,713
5.50%, 10/01/2007	1,075,000	1,095,575
New Jersey EDA RRB, First Mtge. Keswick Pines:
5.35%, 01/01/2006	975,000	979,251
5.45%, 01/01/2007	925,000	939,902

		4,161,441

EDUCATION 9.0%
District of Columbia RB, Friendship Pub. Charter Sch., Inc., 5.00%, 06/01/2008, (Insd. by ACA)	1,000,000	1,038,870
New York Dorm. Auth. RB:
Ser. B, 5.25%, 11/15/2023	5,000,000	5,480,500
Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	5,510,000	6,092,131
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, ARS, Sr. Sub-Ser. Z-1, FRN, 2.65%, 06/01/2039	25,350,000	25,350,000
Zionsville, IN Cmnty. Schs. RB, Bldg. Corp. Proj., FRN, 2.12%, 07/15/2023, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	10,000,000	10,000,000

		47,961,501

ELECTRIC REVENUE 2.2%
Conservation & Renewable Energy Sys. of Washington RRB, 5.00%, 10/01/2008	1,000,000	1,055,130
Heard Cnty., GA Dev. Auth. PCRB, Wansley Proj., FRN, 2.55%, 09/01/2029	1,932,000	1,932,000
Nebraska Pub. Power Dist. RB, Ser. A, 5.25%, 01/01/2011, (Insd. by MBIA)	910,000	964,682
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	250,000	271,287
Washington Pub. Power Supply Sys. RRB:
Nuclear Proj. No. 2, Ser. A, 5.10%, 07/01/2010, (Insd. by FSA)	1,000,000	1,054,160
Nuclear Proj. No. 3, Ser. C, 5.10%, 07/01/2007	3,575,000	3,708,455
York Cnty., SC PCRB, SAVRS, Ser. B1, 2.50%, 09/15/2024	2,550,000	2,550,000

		11,535,714

GENERAL OBLIGATION – LOCAL 14.0%
Austin, TX GO, 5.00%, 09/01/2010	5,000,000	5,214,200
Bayonne, NJ TAN GO:
Ser. A, 4.00%, 09/01/2005	7,500,000	7,500,075
Ser. B, 5.00%, 11/15/2005	1,000,000	1,002,190
Columbus, OH GO, Ser. A, 5.00%, 06/15/2017	7,890,000	8,732,336
Countrydale Metro. Dist. Colorado GO, 3.50%, 12/01/2032, (LOC: Compass Bancshares, Inc.)	3,995,000	3,997,756
Douglas Cnty., GA Sch. Dist. GO, 5.00%, 04/01/2016, (Insd. by FSA)	3,690,000	4,083,391
Gardner, KS GO, Ser. E, 3.00%, 10/01/2006	15,485,000	15,510,086
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,745,968
Johnson Cnty., KS GO, Refunding Internal Impt., 5.25%, 09/01/2009	3,915,000	4,227,848
King Cnty., WA Sch. Dist. No. 411 Issaquah GO, Refunding, 6.375%, 12/01/2008	4,490,000	4,780,638
Lakewood, OH GO, Ser. A, 6.60%, 12/01/2008	1,525,000	1,688,571
[1]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
New York, NY GO:
Ser. C, 5.50%, 08/01/2014	$4,500,000	$5,004,675
Ser. M, 5.00%, 04/01/2016	4,000,000	4,402,680
Scottsdale, AZ GO, Refunding, 4.50%, 07/01/2010	1,000,000	1,061,430
Shelby Cnty., TN GO, Refunding, Ser. A, 5.00%, 03/01/2014	5,000,000	5,214,200

		74,166,044

GENERAL OBLIGATION - STATE 6.8%
Connecticut GO, Ser. C, 5.875%, 11/01/2014	2,000,000	2,233,120
Illinois GO, 5.75%, 06/01/2011, (Insd. by MBIA)	2,250,000	2,500,110
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	3,000,000	3,261,990
New York GO, Urban Dev. Corp., Ser. A:
5.00%, 01/01/2027	1,500,000	1,576,410
5.25%, 01/01/2021	3,500,000	3,710,420
Texas TRAN GO, 4.50%, 08/31/2006 #	10,000,000	10,149,800
Washington GO, Ser. R, 5.00%, 01/01/2014, (Insd. by MBIA)	6,500,000	7,068,490
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,406,000

		35,906,340

HOSPITAL 9.9%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B, 5.00%, 06/15/2010	6,850,000	7,277,919
California Hlth. Facs. Fin. Auth. RRB, Catholic Healthcare West, Ser. H, 4.45%, 07/01/2026	3,250,000	3,350,003
California Statewide CDA RB, Kaiser Permanente, Ser. D, 4.35%, 11/01/2036	3,000,000	3,034,440
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,040,490
5.00%, 06/01/2009	1,035,000	1,085,901
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,197,450
Hosp. Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	776,235
5.75%, 09/01/2008	500,000	529,190
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,607,625
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A, 5.75%, 10/01/2008	2,710,000	2,842,573
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,074,882
4.75%, 06/01/2009	1,085,000	1,133,966
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	550,000	589,226
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	1,000,000	1,092,880
Kent Hosp. Fin. Auth. Michigan RB, Spectrum Hlth., Ser. B, 5.00%, 07/15/2011	3,690,000	3,972,839
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.00%, 09/01/2008	200,000	204,426
Lorain Cnty., OH Hosp. RB, Catholic Healthcare Partners, 5.00%, 10/01/2009	1,850,000	1,951,806
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009, (Insd. by Radian Group, Inc.)	1,205,000	1,254,634
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,329,759
5.25%, 02/15/2010	1,900,000	1,995,000
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%, 01/01/2010	3,970,000	4,406,898
Tyler, TX Hlth. Facs. Dev. Corp. Hosp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,797,016
West Orange, FL Healthcare Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	607,904
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	850,814
5.00%, 01/01/2009	965,000	1,005,491
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs.:
5.00%, 08/15/2007	1,000,000	1,034,480
5.00%, 08/15/2008	1,430,000	1,498,640
5.75%, 08/15/2011	1,000,000	1,113,800

		52,656,287

[2]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 10.2%
Brevard Cnty., FL Hsg. Facs. Auth. MHRB, Windover Oaks, Ser. A, 6.90%, 02/01/2027, (Insd. by FNMA)	$3,750,000	$3,833,663
District of Columbia Fin. Agcy. Mtge. SFHRB, Ser. B, 5.625%, 06/01/2035 #	3,000,000	3,212,640
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	1,270,000	1,326,363
Hawaii SFHRB, Hsg. & Cmnty. Dev. Corp., Ser. A, 5.00%, 07/01/2036, (Insd. by FNMA)	3,420,000	3,579,201
Indiana HFA Single Family Mtge. RB, Ser. B2, 4.00%, 01/01/2034, (Insd. by FNMA & GNMA)	5,805,000	5,797,570
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	1,625,000	1,639,365
Massachusetts HFA RRB, Ser. B-1, 3.90%, 06/01/2010	1,230,000	1,244,268
Nevada Hsg. Div. SFHRB:
Mtge. Sr. Notes, Ser. A-2, 5.75%, 04/01/2032	620,000	620,973
Ser. C-2, 5.40%, 04/01/2031	695,000	695,973
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	3,060,000	3,171,568
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	1,260,000	1,283,108
Oklahoma HDA RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005, (Insd. by FHLMC)	3,100,000	3,110,664
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	220,000	222,156
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	655,000	669,521
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	2,490,000	2,597,618
Ser. J, 4.70%, 07/01/2030	1,805,000	1,823,213
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	2,295,000	2,431,644
Sedgwick Cnty., KS SFHRB, Mtge. Backed Securities Program, Ser. B-3, 5.60%, 06/01/2028, (Insd. by FNMA & GNMA)	2,425,000	2,540,357
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	5,925,000	6,185,345
Tennessee Hsg. Dev. Agcy. RB, Homeownership Mtge. Program, Ser. 3-A, 5.125%, 07/01/2034	6,420,000	6,687,521
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	1,465,000	1,476,031

		54,148,762

INDUSTRIAL DEVELOPMENT REVENUE 11.2%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj.:
4.45%, 01/01/2032	4,325,000	4,450,382
FRN:
2.55%, 10/01/2032	2,300,000	2,300,000
2.60%, 10/01/2032	529,000	529,000
2.64%, 10/01/2032	5,000,000	5,000,000
Erie Cnty., PA IDA Env. Impt. RRB, International Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by International Paper Co.)	1,000,000	1,037,870
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,521,488
Gulf Coast Waste Disposal Auth. RB, FRN, Texas Republic Waste Svcs. Proj., 2.84%, 12/01/2034	10,500,000	10,500,000
Hodgkins, IL Env. Impt. RB, MBM Proj.:
5.50%, 11/01/2007	1,500,000	1,531,725
5.75%, 11/01/2009	1,945,000	2,014,028
Louisa, VA IDRB, Virginia Elec. & Power Co., 5.25%, 12/01/2008	1,000,000	1,033,520
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, Federal Express Corp., 5.00%, 09/01/2009	3,000,000	3,151,410
Michigan Strategic Fund PCRB, FRN, General Motors Corp. Proj., 5.45%, 12/01/2008, (Gtd. by General Motors Corp.)	10,600,000	10,600,000
Mississippi Business Fin. Corp. PCRRB, FRN, Mississippi Power Co. Proj., 2.64%, 09/01/2028	10,559,000	10,559,000
Mobile, AL Indl. Dev. Board PCRRB, International Paper Co. Proj., Ser. A, 4.65%, 12/01/2011	2,000,000	2,060,000
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	2,000,000	2,135,580

		59,424,003

LEASE 2.0%
Louisiana Correctional Fac. Lease RRB, 5.00%, 12/15/2007, (Insd. by Radian Group, Inc.)	5,085,000	5,233,279
Michigan Bldg. Auth. RB, Refinancing Facs. Program, Ser. I, 5.125%, 10/15/2020	5,000,000	5,389,750

		10,623,029

[3]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 3.1%
Kansas Dev. Fin. Auth. RB, Roundhouse Proj., Ser. D, 4.00%, 04/01/2010, (Insd. by AMBAC)	$380,000	$379,916
Lower Colorado River Auth. Texas RB, Ser. B, 6.00%, 05/15/2010	5,000,000	5,514,550
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	3,500,000	3,717,665
United Nations Dev. Corp. of New York RB, Sr. Lien, Ser. A, 5.25%, 07/01/2013	2,250,000	2,351,768
Vermont Muni. Bond Bank RRB, Ser. 2, 6.00%, 12/01/2006, (Insd. by AMBAC)	4,385,000	4,507,298

		16,471,197

PRE-REFUNDED 3.0%
Broward Cnty., FL Expressway Auth., 9.875%, 07/01/2009	1,100,000	1,272,491
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	500,000	545,145
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,261,005
Michigan COP, New Ctr. Dev., Inc. Proj., 5.25%, 09/01/2009, (Insd. by MBIA)	1,500,000	1,615,770
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	4,360,000	4,730,295
Puerto Rico Tobacco Settlement RB, Children's Trust Fund, 5.75%, 07/01/2020	615,000	652,878
Volusia Cnty., FL IDA RRB, First Mtge. Bishops Glen Proj., 7.50%, 11/01/2016	1,240,000	1,324,890
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	3,145,000	3,429,843

		15,832,317

RESOURCE RECOVERY 2.3%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%, 04/01/2027, (Gtd. by Waste Mgmt., Inc.)	2,000,000	2,005,300
Arkansas Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 3.65%, 08/01/2021, (Gtd. by Waste Mgmt., Inc.)	1,000,000	1,000,330
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by Waste Mgmt., Inc.)	1,000,000	1,023,580
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB, USA Waste Svcs., Inc. Proj., Ser. B, 5.00%, 06/01/2018	1,100,000	1,136,916
Hempstead Town, NY IDRB, America Fuel Co. Proj., 5.00%, 12/01/2010	7,000,000	7,332,080

		12,498,206

SALES TAX 2.6%
Illinois Sales Tax RB, Ser. Q, 6.00%, 06/15/2009	3,550,000	3,791,045
New York, NY Transitional Future Tax RB, Ser. A, 5.50%, 11/01/2014, (Insd. by FGIC)	6,500,000	7,351,695
Wyandotte Cnty. & Kansas City, KS RRB, Univ. Govt. Spl. Obl., Ser. B, 4.75%, 12/01/2016	2,500,000	2,549,675

		13,692,415

SOLID WASTE 2.0%
Connecticut Resources Recovery RB, American Fuel Co. Proj., Ser. A, 5.50%, 11/15/2009	3,500,000	3,758,195
Gulf Coast Waste Disposal Auth. of Texas RB, Waste Mgmt. of Texas, Ser. A, 3.625%, 05/01/2028	3,000,000	3,001,260
North East, MD Waste Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,798,585

		10,558,040

SPECIAL TAX 1.9%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A:
5.625%, 12/15/2005	425,000	427,780
5.75%, 12/15/2005	120,000	120,817
5.875%, 12/15/2010	2,530,000	2,770,350
Harris Cnty., TX RB, Toll Road Sr. Lien, Ser. B-2, 6.00%, 08/01/2010	5,000,000	5,618,800
Lewisville, TX Combination Contract RB, Spl. Assmt. Castle Hills Proj., Ser. 3, 4.125%, 05/01/2031, (LOC: Bank of America Corp.)	1,400,000	1,419,656

		10,357,403

STUDENT LOAN 1.3%
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	4,025,000	4,114,435
New England Edl. Loan Marketing Corp. RB, 6.90%, 11/01/2009	2,500,000	2,639,200
New Mexico Edl. Assistance Foundation Student Loan RB, Ser. A-2, 5.85%, 11/01/2006	215,000	216,527

		6,970,162

[4]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 0.9%
Tobacco Settlement Fin. Corp. of New Jersey RB, 5.00%, 06/01/2009	$1,000,000	$1,035,500
Tobacco Settlement Fin. Corp. of New York RB:
Ser. A-1, 5.00%, 06/01/2011	1,500,000	1,523,925
Ser. C-1, 5.25%, 06/01/2013	2,000,000	2,113,500

		4,672,925

TRANSPORTATION 3.5%
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011, (Insd. by MBIA)	7,250,000	7,578,570
Missouri Hwy. & Trans. Commission RB, Ser. A, 5.00%, 02/01/2014	5,000,000	5,453,350
New York Throughway & Hwy. Auth. RB, Ser. B, 5.00%, 04/01/2013, (Insd. by FGIC) #	5,000,000	5,507,850

		18,539,770

UTILITY 1.0%
Indianapolis, IN Gas Util. RRB, Distribution Sys., Ser. A, 5.25%, 08/15/2009, (Insd. by AMBAC)	5,000,000	5,286,800

WATER & SEWER 0.7%
Fort Myers, FL Util. RRB, Ser. A, 5.00%, 10/01/2011, (Insd. by FGIC)	2,405,000	2,580,493
Kannapolis, NC Water & Sewer RB, Ser. B, 5.00%, 02/01/2010, (Insd. by FSA)	1,000,000	1,066,890

		3,647,383

Total Municipal Obligations (cost $485,561,564)		489,125,404

SHORT-TERM INVESTMENTS 10.4%
COMMERCIAL PAPER 2.9%
Puerto Rico Govt. Dev. Bank:
2.95%, 09/12/2005	5,554,000	5,554,000
2.98%, 09/14/2005	10,000,000	10,000,000

		15,554,000

	Shares	Value

MUTUAL FUND SHARES 7.5%
Evergreen Institutional Municipal Money Market Fund ø ##	39,768,492	39,768,492

Total Short-Term Investments (cost $55,322,492)		55,322,492

Total Investments (cost $540,884,056) 102.6%		544,447,896
Other Assets and Liabilities (2.6%)		(13,574,095)

Net Assets 100.0%		$530,873,801

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

[5]

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Securities
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HAD	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
TAN	Tax Anticipation Note
TRAN	Tax Revenue Anticipation Note

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $540,884,056. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,519,808 and $955,968, respectively, with a net unrealized appreciation of $3,563,840.

The following table shows the percent of total investments by geographic location as of August 31, 2005:

New York	10.5%	South Dakota	1.1%
Texas	9.4%	Connecticut	1.1%
Pennsylvania	7.6%	Maryland	1.0%
Michigan	4.8%	North Carolina	1.0%
Kansas	4.6%	Louisiana	1.0%
Indiana	4.1%	South Carolina	0.9%
Florida	3.9%	Virginia	0.9%
Washington	3.9%	Oregon	0.8%
Puerto Rico	3.7%	Vermont	0.8%
Georgia	3.4%	Alabama	0.8%
California	2.9%	District of Columbia	0.8%
Tennessee	2.8%	Oklahoma	0.7%
New Jersey	2.5%	Massachusetts	0.7%
Ohio	2.3%	New Mexico	0.6%
Colorado	2.1%	Montana	0.5%
Missouri	2.0%	Maine	0.3%
Mississippi	1.9%	North Dakota	0.2%
Wisconsin	1.9%	Arizona	0.2%
Illinois	1.9%	Arkansas	0.2%
Nevada	1.5%	Nebraska	0.2%
Hawaii	1.2%	Non-state specific	7.3%

			100.0%

[6]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 93.4%
AIRPORT 15.9%
Alabama Docks Dept. Facs. RB, 6.30%, 10/01/2021	$4,500,000	$4,732,695
Austin, TX Arpt. Sys. RB:
6.00%, 11/15/2010	2,910,000	2,984,176
6.125%, 11/15/2025	2,500,000	2,564,375
Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,831,430
California Maritime Infrastructure Arpt. RB, 5.375%, 11/01/2012	1,000,000	1,023,490
Chicago, IL O'Hare Intl. Arpt. RB:
Ser. A:
5.50%, 01/01/2016	9,260,000	9,660,680
5.625%, 01/01/2012	3,000,000	3,085,530
5.625%, 01/01/2013	1,000,000	1,028,510
5.625%, 01/01/2015	5,000,000	5,141,500
Ser. C, 5.00%, 01/01/2018	450,000	452,916
Dade Cnty., FL Aviation RB, Ser. A, 5.75%, 10/01/2015	2,000,000	2,089,400
Dallas-Fort Worth, TX Regl. Arpt. RB:
5.35%, 11/01/2008	500,000	501,820
6.00%, 11/01/2010	250,000	250,590
Denver, CO City & Cnty. Arpt. RB, Ser. B, 5.75%, 11/15/2017, (Insd. by MBIA)	1,835,000	1,880,196
Florida Port Fin. Commercial RB, 5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,050,010
Houston, TX Arpt. Sys. RB, Spl. Facs.:
Continental Airlines, Inc., Ser. E:
5.875%, 07/01/2012	1,000,000	1,094,700
6.75%, 07/01/2029	2,000,000	1,916,520
Ser. A, 6.00%, 07/01/2014	5,030,000	5,403,226
Indiana Trans. Fin. Arpt. Facs. RB, Ser. A, FRN, 2.50%, 11/01/2018	5,425,000	5,425,000
Los Angeles, CA Harbor Dept. RB AMT, Ser. B:
5.375%, 11/01/2015	5,340,000	5,506,982
5.375%, 11/01/2019	1,375,000	1,416,236
Massachusetts Port Auth. RB, US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,557,582
5.25%, 09/01/2012	1,535,000	1,616,048
5.25%, 09/01/2013	1,610,000	1,695,620
5.75%, 09/01/2016	2,500,000	2,583,525
5.875%, 09/01/2023	5,520,000	5,744,333
6.00%, 09/01/2021	1,200,000	1,264,908
Miami-Dade Cnty., FL Aviation RB, SAVRS, Ser. E, 2.50%, 10/01/2024	20,000,000	20,000,000
New Jersey EDA RB, Continental Airlines, Inc. Proj., 6.25%, 09/15/2029	1,500,000	1,352,340
Northwest Arkansas Regl. Arpt. Auth. RB, 7.625%, 02/01/2027	3,925,000	4,356,750
Phoenix, AZ Civic Impt. Corp. Arpt. RB, 5.50%, 07/01/2010, (Insd. by FGIC)	450,000	466,393
Port Auth. of New York & New Jersey Spl. Obl. RB:
Continental Airlines & US Airways, 9.00%, 12/01/2006	120,000	120,816
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	8,284,650
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,234,902
Ser. 119, 5.00%, 09/15/2007	8,550,000	8,800,087
Port Everglades, FL Port Impt. RB, Ser. A, 5.00%, 09/01/2016	400,000	402,276
Port Grays Harbor, WA RRB, AMBAC TCRS, 6.125%, 12/01/2017	2,630,000	2,895,893
San Francisco, CA City & Cnty. Intl. Arpt. RB, Ser. 14A, 8.00%, 05/01/2007	1,110,000	1,155,887

		122,571,992

CAPITAL IMPROVEMENTS 0.2%
Morris Cnty., NJ Impt. Auth. RB, 5.00%, 08/15/2006	1,105,000	1,127,376

COMMUNITY DEVELOPMENT DISTRICT 0.1%
Gibson Cnty., IN Redev. Auth. Econ. Dev. Lease Rent RB, Ser. A, 5.60%, 02/01/2017, (Insd. by MBIA)	900,000	931,005

CONTINUING CARE RETIREMENT COMMUNITY 2.3%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%, 03/01/2011	120,000	120,814
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	875,000	1,037,986
[1]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Brevard, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	$500,000	$214,745
California CDA COP, SAVRS, Eskaton Properties, Inc., 4.25%, 05/15/2029	100,000	100,000
Charlotte, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 • 	500,000	360,000
Clarion Cnty., PA IDA RRB, Beverly Enterprises, Inc., 5.875%, 05/01/2007	250,000	248,318
Clarksville, IN RB, SAVRS, Retirement Hsg. Foundation, 4.10%, 12/01/2025	4,450,000	4,450,000
Columbia Cnty., PA IDA RB, Orangeville Nursing Ctr. Assn., 9.00%, 12/01/2012	400,000	399,904
Crossville, TN Hlth. & Ed. Board RB, Century Place Hlth. Ctr., Inc. Proj., Ser. 1996A, 7.75%,
06/01/2013	500,000	500,725
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%, 02/15/2025	385,000	393,458
Gainesville, GA Redev. Auth. RB, First Mtge. Autumn Breeze, Ser. A:
7.00%, 04/01/2006 • 	20,000	12,400
8.00%, 04/01/2026 •	200,000	135,252
Kanawha Cnty., WV IDRB, Beverly Enterprises, Inc., 5.50%, 11/01/2008	235,000	227,313
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 4.10%, 12/01/2028	400,000	400,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	20,000	20,260
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,770
San Antonio, TX Hlth. Facs. RB, Beverly Enterprises, Inc., 8.25%, 12/01/2019	1,250,000	1,252,513
Savannah, GA EDA RB, First Mtge. Coastal Care Resources, 7.75%, 09/01/2027 • 	439,448	21,972
South Carolina Jobs Econ. RB, Ebenezer Nursing, 6.90%, 12/20/2036	2,200,000	2,483,976
Washington Nonprofit Hsg. Auth. RB, Horizon House Proj., Ser. A, 6.00%, 07/01/2017	3,700,000	3,805,857
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 •	1,000,000	435,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, RFDF, Inc., 7.375%, 07/15/2027 •	1,595,000	721,722

		17,842,985

EDUCATION 3.8%
Alaska Student Loan Corp. RB, Ser. A:
5.55%, 07/01/2010, (Insd. by AMBAC)	1,455,000	1,511,658
5.60%, 07/01/2011, (Insd. by AMBAC)	1,810,000	1,882,074
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	215,000	215,759
California Edl. Facs. Auth. RB, College of Osteopathic Medicine, 5.75%, 06/01/2018	1,680,000	1,717,514
California Univ. & College Hsg. Sys. RRB:
5.80%, 11/01/2017	4,000,000	4,099,960
5.90%, 11/01/2021	2,000,000	2,050,320
Clemson Univ. South Carolina COP, 6.90%, 12/01/2007	60,000	61,555
Florida Agricultural & Mechanical RB, 6.50%, 07/01/2023	445,000	446,304
Hammond, IN Sch. Bldg. Corp. RB, 6.125%, 07/15/2019, (Insd. by MBIA)	1,360,000	1,449,461
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 ¤	22,055,000	5,508,898
Massachusetts Edl. Fin. Auth. RB, 4.875%, 01/01/2011	405,000	409,714
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	300,000	144,867
Missouri Sch. Boards Assn. COP, 7.375%, 03/01/2006	60,000	61,343
Morris Cnty., NJ Impt. Auth. Sch. Dist. RB, 3.125%, 10/01/2006	1,115,000	1,119,415
Richland Sch. Dist. of Wisconsin RB, 4.875%, 04/01/2007, (Insd. by FGIC)	1,785,000	1,806,545
San Francisco, CA City & Cnty. Sch. Dist. Facs., RB, Ser. B, 5.10%, 06/15/2012	485,000	495,573
University of Texas RRB, 6.50%, 08/15/2007	2,135,000	2,214,273
Waco, TX Edl. Fin. Corp. RB, Baylor Univ., Ser. B, SAVRS, 2.40%, 02/01/2032	2,775,000	2,775,000
Webb City, MO Sch. Dist. R-VII Fac. Leasehold RB, 5.625%, 08/01/2016, (Insd. by FSA)	250,000	256,180
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007, (Insd. by FSA)	1,200,000	1,221,684

		29,448,097

ELECTRIC REVENUE 1.7%
Illinois Dev. Fin. Auth. PCRB, TCRS, 7.375%, 07/01/2021, (Insd. by AMBAC)	7,275,000	7,688,729
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	203,478
North Carolina Eastern Muni. Power Agcy., Power Sys. RB, Ser. A, 5.70%, 01/01/2013,
(Insd. by MBIA)	2,430,000	2,560,394
Northampton Cnty., PA IDA RB, Metro. Edison Co., 6.10%, 07/15/2021	365,000	373,139
San Antonio, TX Elec. & Gas RB, 5.00%, 02/01/2017	100,000	109,517
[2]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
St. Charles Parish, LA PCRB, Louisiana Power & Light Co., 7.50%, 06/01/2021	$1,500,000	$1,501,770
Tulsa, OK Pub. Facs. Auth. Solid Waste RB, Ogden Martin Sys., Inc. Proj., 6.95%, 05/01/2007	190,000	194,336
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 2, Ser. A, 5.70%, 07/01/2012	300,000	312,447

		12,943,810

GENERAL OBLIGATION - LOCAL 5.0%
Austin, TX Independent Sch. Dist. GO, 5.60%, 08/01/2009	745,000	763,774
Clark Cnty., NV Sch. Dist. Bldg. & Renovation GO:
5.90%, 06/15/2011	19,000,000	19,642,390
6.50%, 06/15/2006	1,000,000	1,027,930
Detroit, MI City Sch. Dist. Bldg. & Renovation GO, Ser. A, 5.70%, 05/01/2025	2,000,000	2,077,580
District of Columbia GO:
5.75%, 06/01/2007	405,000	405,944
Ser. C3, ARS, 2.15%, 06/01/2034	2,275,000	2,275,000
Fontana, CA Unified Sch. Dist. GO, Ser. C, 6.25%, 05/01/2012	2,540,000	2,720,289
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,402,282
Maricopa Cnty., AZ Sch. Dist. 210 GO, 5.50%, 07/01/2017	2,000,000	2,063,640
Mentor, OH GO, 7.15%, 12/01/2011	500,000	531,200
Midland, MI GO, Ser. II, 6.00%, 10/01/2005	400,000	401,048
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	1,500,000	1,578,135
New York, NY GO:
5.75%, 08/01/2014	75,000	75,163
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,675,000	2,817,444
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 ¤	120,000	103,516
Wichita, KS GO, 5.65%, 09/01/2008	300,000	300,678

		38,186,013

GENERAL OBLIGATION - STATE 4.4%
California GO, 6.25%, 10/01/2019	15,000	15,149
Connecticut GO:
5.65%, 03/15/2012	270,000	272,632
Ser. C, 6.50%, 11/01/2007	1,000,000	1,051,220
Illinois GO:
5.50%, 07/01/2011	200,000	204,416
5.75%, 05/01/2013	2,300,000	2,387,308
Massachusetts GO, 5.25%, 01/01/2013	10,000,000	10,181,600
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,012,020
North Carolina GO, 5.00%, 05/01/2006	10,000,000	10,145,100
Pennsylvania GO, 5.375%, 05/15/2015	1,000,000	1,032,610
Washington GO, 5.25%, 09/01/2005	7,300,000	7,300,000
Wisconsin GO, 6.10%, 05/01/2014	450,000	451,044

		34,053,099

HOSPITAL 8.8%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Pennsylvania Allegheny Hlth., 9.25%, 11/15/2030	2,000,000	2,402,640
Birmingham-Carraway, AL Methodist Hlth. Sys. RB, Ser. A, 5.875%, 08/15/2015	700,000	715,421
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	115,000	116,191
Chattanooga-Hamilton Cnty., TN Hosp. Auth. RRB, SAVRS, Erlanger Hlth. Sys, 2.34%, 10/01/2025	9,700,000	9,700,000
Connecticut Hlth. & Ed. Facs. Auth. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	205,628
New Britian Gen. Hosp., Ser. B, 6.00%, 07/01/2024	275,000	278,382
Ser. A, 5.75%, 07/01/2016	1,485,000	1,546,375
Cuyahoga Cnty., OH Hosp. Auth. RB, Univ. Hosp. Hlth. Sys. Proj. B, 5.375%, 01/15/2009	3,500,000	3,598,455
Dade Cnty., FL Hlth. Facs. Hosp. RB, Miami Baptist Hosp. Proj., 5.25%, 05/15/2013	4,550,000	4,558,190
Dade Cnty., FL Pub. Facs. RB, Jackson Mem. Hosp., Ser. A, 4.875%, 06/01/2015	200,000	200,172
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	860,000	923,735
[3]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Illinois Hlth. Facs. Auth. RB:
SAVRS, Rockford Mem. Hosp., 2.45%, 09/16/2024	$8,900,000	$8,900,000
Sherman Hlth. Sys., 5.50%, 08/01/2012	950,000	998,364
Indiana Hlth. Facs. Hosp. RB, Daughters of Charity, 5.75%, 11/15/2022	5,400,000	5,429,268
Jefferson Parish, LA Hosp. Dist. 2 RB, 5.25%, 12/01/2015	415,000	417,175
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RB, St. Bernard's Hosp., Inc., 5.90%,
07/01/2016, (Insd. by AMBAC)	1,950,000	2,032,621
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth., Ser. A, 7.00%, 06/15/2015	405,000	416,316
Louisiana Pub. Facs. Auth. Hosp. RB, Alton Ochsner Med. Foundation, 5.75%, 05/15/2011	80,000	85,565
Lucas Cnty., OH Hosp. Auth. RB:
5.75%, 11/15/2011	750,000	788,400
Promedica Healthcare Obl., 5.75%, 11/15/2009	2,500,000	2,628,000
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	100,000	100,358
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,585,000	1,608,902
Mississippi Hosp. Equip. & Facs. RB:
Baptist Med. Ctr.:
6.50%, 05/01/2010	1,000,000	1,022,750
FRN, 3.00%, 09/01/2018	5,000,000	4,999,400
Rush Med. Foundation:
6.40%, 01/01/2007	110,000	110,201
6.70%, 01/01/2018	940,000	941,852
Murray City, UT Hosp. RB, IHC- Hlth. Svcs., Inc., 4.75%, 05/15/2020	125,000	125,518
New Jersey Hlth. Care Facs. RB, St. Joseph's Hosp. & Med. Ctr., 5.75%, 07/01/2016	3,390,000	3,523,227
New Mexico Hosp. RB, Equipment Council Proj., 6.40%, 06/01/2009	400,000	417,288
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	1,300,000	1,350,349
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	180,789
Peninsula Port Auth. of Virginia Hosp. Facs. RRB, Whittaker Mem. Hosp., 8.70%, 08/01/2023	490,000	587,657
Scranton-Lackawanna, PA Hlth. & Welfare Auth. RB, Marian Cmnty. Hosp. Proj., 6.50%, 01/15/2007	660,000	676,137
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	3,000,000	3,064,470
St. Mary, PA Hosp. Auth. RB, Ser. A, 5.00%, 12/01/2006	1,645,000	1,686,224
Tarrant, Cnty., TX Hlth. Facs. RB, Adventist Hlth. Sys., 6.125%, 11/15/2022	240,000	241,430
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	1,060,000	1,062,671
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	150,969

		67,791,090

HOUSING 8.8%
Alaska Hsg. Fin. Corp. RB, 6.00%, 06/01/2027	1,390,000	1,457,248
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	2,880,000	239,530
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	255,000	221,416
Burnsville, MN MHRB, Summit Park Apts., 5.75%, 07/01/2011	620,000	621,538
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	695,000	700,706
Colorado HFA RB, Ser. B-2, 7.00%, 05/01/2026	175,000	175,864
Dakota Cnty., MN Hsg. & Redev. Auth. RB, Walnut Trials Apts., 7.90%, 01/20/2031	4,490,000	4,761,420
De Kalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	810,000	856,818
Delaware Hsg. Auth. RB, Ser. A:
5.20%, 07/01/2006	125,000	125,504
6.00%, 07/01/2018	225,000	226,451
District of Columbia HFA RB:
King Seniors Ctr., Ser. C, 2.25%, 06/01/2006	515,000	508,841
Residential Senior, Ser. 1, 7.75%, 09/01/2016	122,500	122,781
Shipley Park Apts. Proj., 3.75%, 06/01/2010	360,000	360,659
Duval Cnty., FL SFHRB, 6.30%, 06/01/2029	440,000	453,006
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,545,000	1,264,094
0.00%, 07/01/2030, (Insd. by FSA) ¤	4,845,000	928,738
[4]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Franklin Cnty., OH MHRB, Tuttle Park, Ser. A, 6.50%, 03/01/2026	$485,000	$518,349
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,274,088
Idaho Hsg. Agcy., SFHRB, Ser. A, 6.15%, 07/01/2024	395,000	395,431
Indiana HFA RB, 6.80%, 01/01/2017	515,000	515,875
Lake Charles, LA Non-Profit Hsg. RB, Chateau Proj., Ser. A, 7.875%, 02/15/2025	2,325,000	2,412,792
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	85,000	87,647
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	705,859
Los Angeles, CA MHRB, Earthquake Rehab. Proj., Ser. B, 5.85%, 12/01/2027	3,795,000	3,888,433
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,466,168
Maryland Cmnty. Dev. Admin. SFHRB, 5.60%, 04/01/2018	3,790,000	3,920,111
Massachusetts Hsg. Fin. Agcy. RB, SFHRB, Ser. O, 2.20%, 12/01/2006	15,000,000	14,770,050
Massachusetts Hsg. Fin. Rental Mtge. RB, Ser. H, 6.65%, 07/01/2041	1,995,000	2,176,326
Minnesota HFA RB, 6.50%, 01/01/2026	555,000	555,699
Missouri Hsg. Dev. Commission RB:
7.00%, 09/15/2021, (Insd. by FGIC)	50,000	50,083
7.00%, 09/15/2022, (Insd. by FHA)	40,000	40,066
Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) ¤	390,000	240,977
Nevada Hsg. Division RB, 7.75%, 04/01/2022	30,000	30,058
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Ave. Proj., 7.875%, 06/01/2010	195,000	197,627
New York Homeowner Mtge., RB, Ser. 49, 5.85%, 10/01/2017, (Insd. by MBIA)	375,000	382,196
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	505,000	517,711
Odessa, TX Hsg. Fin. Corp. RB, 0.00%, 06/01/2012 ¤	450,000	349,096
Ohio HFA Mtge. RB, AMT, 6.05%, 03/01/2032	265,000	270,788
Ohio HFA SFHRB, 0.00%, 01/15/2015 ¤	25,000	9,988
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	915,000	195,673
Oregon Hsg. & Cmnty. Svcs. Dept. RB, SFHRB, Ser. L, 5.90%, 07/01/2031	2,765,000	2,836,641
Peregrines Landing, LLC Fac. RB, Ser.A, 3.25%, 05/20/2044, (Insd. by GNMA)	5,900,000	6,559,856
Pinellas Cnty., FL HFA SFHRB:
6.25%, 10/01/2025	10,000	10,094
Multi-Cnty., Ser. A-1, FRN, 7.20%, 09/01/2029	290,000	290,000
Rhode Island Hsg. & Mtge. Fin. RB:
6.50%, 04/01/2027	25,000	25,035
7.55%, 10/01/2022	25,000	25,300
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RB, Proj. A, 6.85%, 07/01/2024, (Insd. by MBIA)	3,115,000	3,122,943
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	207,086
Stockton, CA Hsg. Facs. RB, O'Conner Woods Proj. A, 5.20%, 03/20/2009	620,000	621,073
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	640,000	172,678
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	250,000	264,742
Tulsa Cnty., OK HFA SFHRB, 6.30%, 02/01/2029	551,450	557,350
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	970,000	982,882
Washington Hsg. Fin. Commission RB, 5.20%, 12/01/2008	25,000	25,076
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	55,000	55,100
Wood Glen, TX Hsg. Fin. Corp. Mtge. RB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022	1,000,000	1,002,080

		67,753,641

INDUSTRIAL DEVELOPMENT REVENUE 13.3%
Alaska Indl. Dev. & Export Auth. RB, Ser. A, 5.80%, 04/01/2013	7,265,000	7,649,391
California PCRB, Southern California Edison Co.:
6.00%, 07/01/2027	1,320,000	1,320,726
6.40%, 12/01/2024	23,500,000	23,514,570
Casa Grande, AZ IDA RB, Holiday Inn, 8.25%, 12/01/2015	905,000	899,027
Clark Cnty., NV IDRB, Sierra Pacific Resources, 6.70%, 06/01/2022	14,945,000	15,081,747
Clark Cnty., NV IDRRB, Sierra Pacific Resources, 7.20%, 10/01/2022	1,500,000	1,535,685
Clark Cnty., NV PCRB, Sierra Pacific Resources, 6.60%, 06/01/2019	4,460,000	4,514,858
Humbolt Cnty., NV PCRB, Sierra Pacific Resources, 6.55%, 10/01/2013	2,500,000	2,608,250
Humphreys Cnty., TN IDRB, E.I. DuPont De Nemours Corp., 6.70%, 05/01/2024	9,500,000	9,761,345
[5]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Illinois Dev. Fin. Auth. PCRB, Illinois Power Co. Proj., Ser. A, 7.375%, 07/01/2021	$5,000,000	$5,275,300
Liberty Cnty., GA IDA RB, Leconte Properties, Inc., Proj., 7.875%, 12/01/2014	200,000	188,534
Maricopa Cnty., AZ IDRB:
6.50%, 10/01/2025	3,200,000	3,273,728
6.625%, 07/01/2026	2,500,000	2,620,750
Maryland IFA EDRB, 7.125%, 07/01/2006	15,000	15,049
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	355,000	364,787
Mississippi Business Fin. Corp. RB, E.I. DuPont De Nemours Corp., 7.15%, 05/01/2016	150,000	151,500
New Jersey EDA RB, Holt Hauling & Warehousing, 8.40%, 12/15/2015 •	1,000,000	788,500
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	485,000	505,661
Pleasants Cnty., WV PCRB:
Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,093,840
West Penn Power Co., 6.15%, 05/01/2015	10,000,000	10,234,600
Prince Georges Cnty., MD PCRB, Potomac Elec. Power Co., 6.00%, 09/01/2022	390,000	390,546
Salem Cnty., NJ PCRB, E.I. DuPont De Nemours Corp., Ser. A, 6.50%, 11/15/2021	1,150,000	1,172,287
San Diego, CA IDRB, San Diego Gen. Elec.:
5.90%, 09/01/2018	575,000	576,254
Ser. A, 5.90%, 06/01/2018, (Insd. by AMBAC)	270,000	274,828
South Dakota EDFA RB, 4.95%, 04/01/2009	410,000	420,328
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	180,000	182,932
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	190,000	193,327
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	775,000	783,757
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,704,742
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	450,041

		102,546,890

LEASE 1.0%
Brunswick Cnty., VA Lease RB, 5.75%, 07/01/2012	2,000,000	2,087,260
New York Urban Dev. Corp. RB, Onondaga Cnty. Convention Proj., 6.25%, 01/01/2007	450,000	463,581
Prince William Cnty., VA Lease COP, 5.50%, 12/01/2010, (Insd. by MBIA)	1,680,000	1,724,251
St. Louis, MO Muni. Fin. Corp. RB, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	940,275
Utah Bldg. Ownership Auth. RB, 5.625%, 05/15/2013	2,000,000	2,011,720

		7,227,087

MISCELLANEOUS REVENUE 5.4%
Alameda Cnty., CA COP, Fin. Proj., 6.00%, 09/01/2021	3,320,000	3,484,905
Alaska Industrial Dev. & Export Revolving Auth. RB, Ser. A, 5.60%, 04/01/2010, (Insd. by MBIA)	460,000	483,667
Broward Cnty., FL Spl. Obl. RB, 5.00%, 01/01/2012	4,090,000	4,158,671
Chicago, IL Park Dist. RB, 5.25%, 01/01/2010	6,755,000	6,939,952
Gulf Breeze, FL Local Govt. RB, FRN, 2.37%, 12/01/2015	240,000	240,000
Harrisburg, PA Auth. RB, Pooled Bond Program, Ser. I, 5.60%, 04/01/2011	1,000,000	1,035,920
Lewis & Clark Cnty., MT Enviromental RB, Asarco, Inc., 5.85%, 10/01/2033	300,000	171,000
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,835
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	375,000	386,096
Montana Board of Investment RB, Workers Compensation Proj., 6.875%, 06/01/2011	2,800,000	3,032,092
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	3,660,000	3,595,731
Phoenix, AZ Civic Corp., Excise Tax RB, Civic Plaza Expansion Proj. A, 5.00%, 07/01/2041 #	5,000,000	5,290,300
Rutherford, NJ TAN, Ser. 2005-1, 3.76%, 02/15/2006	5,000,000	5,013,900
Southwest Virginia Regl. Jail Auth. RB, 3.00%, 09/01/2006	3,000,000	3,000,330
Washoe Cnty., NV Gas Facs. RB, 6.55%, 09/01/2020	3,000,000	3,044,730
Yuma Cnty., AZ Jail Dist. RB, 5.15%, 07/01/2007, (Insd. by AMBAC)	1,245,000	1,259,728

		41,497,857

[6]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 0.8%
M-S-R Pub. Power Agcy. California San Juan Proj. RB, 6.00%, 07/01/2022	$605,000	$610,911
Southern California Pub. Power Auth. Proj. RB, 5.00%, 07/01/2017	480,000	480,874
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,414,193
Washington Pub. Power Supply Sys. Nuclear Program No. 2 RRB, Ser. A, 7.25%, 07/01/2006	2,705,000	2,803,327

		6,309,305

PUBLIC FACILITIES 1.8%
Austin, TX Convention Enterprise RB:
6.60%, 01/01/2021	2,000,000	2,136,440
6.70%, 01/01/2028	500,000	539,535
Crossings at Fleming Island, FL RB, Country Place Hlth. Ctr., Inc. Proj., Ser. 1996A, 5.60%, 05/01/2012	1,925,000	2,135,614
Lake Villa, IL Pub. Library Dist. RB, 5.60%, 01/01/2012	500,000	504,750
Los Angeles Cnty., CA Pub. Works RB, Ser. A, 5.125%, 06/01/2017, (Insd. by AMBAC)	6,865,000	7,052,826
New Orleans, LA Exhibit Hall Hotel RB, 0.00%, 07/15/2006 ¤	425,000	405,994
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	430,534
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland Alabama Proj., 7.50%, 12/01/2008	505,000	524,034

		13,729,727

RECREATION 0.1%
Louisiana Stadium & Expo. Dist. Hotel Occupancy Tax & Stadium RB, Ser. B, 5.25%, 07/01/2015	490,000	500,310

RESOURCE RECOVERY 0.3%
California Inland Empire Solid Waste Auth. RB, 6.00%, 02/01/2006	1,000,000	1,012,660
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%, 01/01/2008, (Insd. by AMBAC)	500,000	521,175
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2013	200,000	208,106
Northeast Nebraska Solid Waste Facs. RB, 4.45%, 05/15/2008	265,000	265,289
Pasco Cnty., FL Solid Waste RB, 6.00%, 04/01/2010	400,000	438,444

		2,445,674

SALES TAX 3.0%
Compton, CA Cmnty. Redev. Agcy. RB, 6.50%, 08/01/2013	3,000,000	3,068,880
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, Ser. G, 6.75%, 07/01/2010	930,000	979,740
Metropolitan Atlanta Rapid Trans. Auth., Georgia Sales Tax RB, Second Indenture, Ser. A:
5.50%, 07/01/2017, (Insd. by MBIA)	160,000	166,491
5.625%, 07/01/2020	2,000,000	2,081,300
Metropolitan Pier & Expo. Auth. Illinois RB, 5.50%, 06/01/2011	500,000	511,040
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	16,070,000	16,615,738

		23,423,189

SPECIAL TAX 0.3%
Ontario, CA Redev. Fin. Auth. Tax RB, 5.80%, 08/01/2023	1,500,000	1,586,700
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	338,373

		1,925,073

STUDENT LOAN 1.6%
Massachusetts Edl. Financing Auth. RB, Ser. C-RMK, 4.60%, 12/01/2008	555,000	556,637
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,100,000	1,034,691
New Jersey Higher Ed. Student Assistance Auth. RB, Ser. A, 5.50%, 06/01/2006	135,000	135,739
Vermont Student Assistance Corp. RB:
Ser. I, SAVRS, 2.55%, 12/15/2036	3,400,000	3,400,000
Ser. N, SAVRS, 2.55%, 12/15/2032	7,200,000	7,200,000

		12,327,067

[7]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 6.0%
California Golden Tobacco Securitization Enhanced Asset-Backed, Ser. A, 5.00%, 06/01/2015	$2,500,000	$2,538,750
Tobacco Settlement Auth. of Iowa RRB:
5.30%, 06/01/2025	2,695,000	2,748,361
5.60%, 06/01/2035	12,330,000	12,705,695
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	4,245,360
6.25%, 06/01/2042	2,000,000	2,161,760
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	150,000	168,251
Tobacco Settlement Fin. Corp. of New Jersey RB:
5.75%, 06/01/2032	5,095,000	5,326,058
6.00%, 06/01/2037	2,000,000	2,151,120
6.125%, 06/01/2042	2,500,000	2,688,850
Tobacco Settlement Fin. Corp. of New York, Ser. B-1, 5.00%, 06/01/2006	11,000,000	11,171,270

		45,905,475

TRANSPORTATION 3.6%
California Bay Area Rapid Transit RB, Grant A, 4.875%, 06/15/2009	810,000	811,337
Indiana Trans. Fin. Auth.:
Toll Road Lease RB, 5.375%, 07/01/2009	1,580,000	1,641,272
Toll Road RB, 5.00%, 07/01/2014	1,000,000	1,001,720
Indiana Trans. Fin. Auth. RRB, 5.75%, 07/01/2011	18,960,000	19,754,993
Massachusetts Bay Trans. Auth. RB, 5.25%, 03/01/2013	1,225,000	1,252,183
New York Thruway Auth. RB, 5.50%, 01/01/2006	1,000,000	1,008,930
Oregon Dept. of Trans. RB, 5.00%, 11/15/2005	1,000,000	1,004,530
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,428,251

		27,903,216

UTILITY 0.9%
Douglas Cnty., WA Pub. Util. Dist. RRB, Ser. B, FRN, 2.00%, 09/01/2005	1,815,000	1,815,000
Escambia Cnty., FL Util. Sys. RB, 5.00%, 01/01/2007	2,000,000	2,054,720
Northern Colorado Water Conservancy Dist. RB, 6.50%, 12/01/2012	2,800,000	2,973,740

		6,843,460

WATER & SEWER 4.3%
Arkansas Cmnty. Water Sys. Pub. Auth. RB, 2.40%, 10/01/2005	3,600,000	3,598,596
Bexar, TX Metro. Water Dist. Waterworks RB, 5.875%, 05/01/2022	2,945,000	3,010,497
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,016
Coastal Water Auth. Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,073
Garner, NC GO, 6.50%, 06/01/2006	275,000	277,398
Gwinnett Cnty., GA Water & Sewage RB, Ser. A, 5.00%, 08/01/2006	3,045,000	3,104,104
Hollister, CA Joint Power Fin. RRB, Sewer Sys. Impt. Proj., 5.75%, 12/01/2011	3,430,000	3,453,598
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	360,000	367,693
Mount Clemens, MI GO, 4.00%, 11/01/2006	185,000	187,174
Northeast Ohio Regl. Sewer Wastewater RB, 5.40%, 11/15/2010	500,000	507,510
Robinson Turnpike Pennsylvania Muni. Auth. Water & Sewer RB, 6.00%, 11/15/2019	1,290,000	1,492,014
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,757,980
Sunrise, FL Util. Sys. RB, 5.75%, 10/01/2026	2,000,000	2,082,760
Washoe Cnty., NV Water Facs. RB, Sierra Pacific Power, 6.65%, 06/01/2017	10,000,000	10,293,300

		33,157,713

Total Municipal Obligations (cost $715,038,698)		718,391,151

[8]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 6.5%
MUTUAL FUND SHARES 6.5%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $50,185,427)	50,185,427	$50,185,427

Total Investments (cost $765,224,125) 99.9%		768,576,578
Other Assets and Liabilities 0.1%		868,793

Net Assets 100.0%		$769,445,371

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
ARS	Auction Rate Securities
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
IFA	Industrial Finance Agency
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
TAN	Tax Anticipation Note
TCRS	Transferable Custody Receipts
[9]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2005:

California	11.1%	Minnesota	0.8%
Nevada	7.5%	Rhode Island	0.8%
Illinois	7.0%	Utah	0.8%
Florida	6.4%	Lousiana	0.7%
Massachusetts	5.7%	Maryland	0.7%
Indiana	5.5%	Colorado	0.6%
New York	5.5%	Connecticut	0.6%
Texas	4.6%	Wisconsin	0.6%
New Jersey	3.7%	District of Columbia	0.5%
Pennsylvania	3.5%	Michigan	0.5%
Arizona	2.8%	Oregon	0.5%
Tennessee	2.6%	Montana	0.4%
Washington	2.5%	South Carolina	0.4%
Iowa	2.0%	Oklahoma	0.3%
North Carolina	1.9%	Kansas	0.2%
West Virginia	1.9%	Missouri	0.2%
Alaska	1.7%	Nebraska	0.2%
Ohio	1.7%	Delaware	0.1%
Vermont	1.4%	Idaho	0.1%
Arkansas	1.3%	Kentucky	0.1%
Virginia	1.1%	Maine	0.1%
Georgia	1.0%	New Mexico	0.1%
Mississippi	0.9%	South Dakota	0.1%
Alabama	0.8%	Non-state specific	6.5%

			100.0%

On August 31, 2005, the aggregate cost of securites for federal income tax purposes was $765,732,549. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,352,696 and $5,508,667, respectively, with a net unrealized appreciation of $2,844,029.

[10]

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 28, 2005

By: /s/ Kasey Phillips —————————————— Kasey Phillips Principal Financial Officer Date: October 28, 2005